Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 590,354	$ 1,048,355	$ 861,970	$ 1,515,579
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	595,360	137,472	494,830	86,636
Amortization of right-of-use assets	813,982	507,293	791,882	126,268
Loss on disposal of property, plant and equipment	142,045			55,820
Reversal of impairment of property, plant and equipment	(87,392)		87,392
Gain on derecognition of ROU assets	(77,060)
Allowance for stock obsolescence of inventories	431,693	97,467	(31,468)	116,251
Allowance for expected credit loss		2,204	30,148	42,168
Deferred income tax	(168,310)	(153,144)	(83,474)	(94,878)
Changes in operating assets and liabilities:
Accounts receivable, net	48,389	128,097	111,139	(396,691)
Inventories, net	(446,049)	(591,231)	(3,969,964)	(2,651,899)
Prepayments and other current assets, net	(252,873)	(379,934)	(471,971)	246,582
Accounts payable	(1,273,736)	(51,695)	2,479,185	136,458
Operating lease liabilities	(554,143)	(415,648)	(761,074)	(169,538)
Income taxes payable	(5,805)	(634,177)	(976,227)	450,387
Amounts due to related parties	(942,178)	(1,971,935)	(760,985)	3,623,586
Other non-current assets		(17,010)	(17,010)	(246,240)
Advance from customers	(1,383,291)	1,547,216	3,107,014	951,185
Accrued expenses and other current liabilities	(768,148)	60,349	953,839	338,405
Net cash used in operating activities	(3,337,162)	(686,321)	1,845,226	4,130,079
Cash flows from investing activities:
Purchase of property, plant and equipment	(393,151)	(160,222)	(332,005)	(86,396)
Payment for the acquisition of subsidiary		(190,000)	(190,000)
Cash used in investing activities	(393,151)	(350,222)	(522,005)	(86,396)
Cash flows from financing activities:
Deferred offering cost	(162,000)	(417,067)	(694,987)	(165,973)
Capital contribution		2,000	2,000	80,000
Net cash used in financing activities:	(162,000)	(415,067)	(692,987)	(85,973)
Net decrease in cash and cash equivalents	(3,892,313)	(1,451,610)	630,234	3,957,710
Cash and cash equivalents, beginning of period	4,749,842	4,119,608	4,119,608	161,898
Cash and cash equivalents, end of period	857,529	2,667,998	4,749,842	4,119,608
Supplemental disclosure of cash flows information:
Income taxes paid	156,000	1,146,049	1,146,049	326,536
Supplemental disclosure of non-cash information:
Payment netting for purchase of property, plant and equipment	36,575	191,648	1,014,748	410,891
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 967,935	$ 1,735,118	$ 1,471,742